COMBINED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (106,341)	$ (71,723)	$ (11,139)
Other comprehensive (loss) income:
Other comprehensive (loss) income related to equity method investees, net	(128,990)	(26,609)	372
Changes in pension and other employee benefit accounts	(237)	0	0
Total other comprehensive (loss) income	(129,227)	(26,609)	372
Comprehensive loss	(235,568)	(98,332)	(10,767)
Comprehensive loss attributable to non-controlling interest	(26,472)	(16,522)	(17,571)
Comprehensive (loss) income attributable to Parent	$ (209,096)	$ (81,810)	$ 6,804